Related Party and Sponsored Company Arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party and Sponsored Company Arrangements

10.	Related Party and Sponsored Company Arrangements
Asset Management and Other Fees
The Company has agreements with each of its Sponsored Companies to manage their day-to-day operations, including identifying, originating and acquiring investments on their behalf and earning fees for its services. For the three months ended March 31, 2014 and 2013, the Company earned $8.7 million and $4.5 million of fees related to these agreements, respectively. Pursuant to each of the advisory agreements with the current Sponsored Companies, the Company may determine, in its sole discretion, to defer or waive, in whole or in part, certain asset management and other fees incurred. In considering whether to defer or waive any such fees, the Company evaluates the specific facts and circumstances surrounding the incurrence of a particular fee and makes its decision on a case by case basis. From inception through March 31, 2014, the Company deferred $0.5 million of acquisition fees and $0.3 million of disposition fees related to NorthStar Income.
N-Star CDOs
The Company earns collateral management fees from the N-Star CDOs. For the three months ended March 31, 2014 and 2013, the Company earned $1.6 million and $3.1 million in fee income, respectively. For the three months ended March 31, 2014, the Company recorded fee income of $0.8 million in its consolidated statements of operations relating to deconsolidated N-Star CDOs. All remaining amounts were eliminated in consolidation as all of the N-Star CDOs were consolidated prior to the third quarter 2013.
Additionally, the Company earns interest income from the N-Star CDO bonds and N-Star CDO equity. For the three months ended March 31, 2014, the Company earned $20.3 million of interest income from such investments in deconsolidated N-Star CDOs.
Selling Commissions and Dealer Manager Fees and Commission Expense
Selling commissions and dealer manager fees represents income earned by selling equity in Sponsored Companies through NorthStar Securities. Pursuant to dealer manager agreements between NorthStar Securities and the Sponsored Companies, the Company receives selling commissions of up to 7% of gross offering proceeds raised. The Company reallows all selling commissions earned to participating broker-dealers. In addition, the Company also receives a dealer manager fee of up to 3% of gross offering proceeds raised, a portion of which is typically reallowed to participating broker-dealers. Commission expense represents fees to participating broker-dealers with whom the Company has selling agreements and commissions to employees of NorthStar Securities. The Company earns net commission income through NorthStar Securities for selling equity in the Sponsored Companies which is expected to cover the costs of the Company’s broker-dealer business. Currently, net commission income covers the majority of such costs. For the three months ended March 31, 2014 and 2013, commission expense was $13.6 million and $15.4 million, respectively, of which $1.7 million and $2.1 million, respectively, related to employees of NorthStar Securities.
Sponsored Companies
The Company is entitled to certain expense allocations for costs paid on behalf of its Sponsored Companies which include: (i) reimbursement for organization and offering costs such as professional fees and other associated with the formation and offering of the Sponsored Company; and (ii) reimbursement for direct and indirect operating costs such as certain salaries and professional and other costs associated with running the operations of the Sponsored Company. The Company facilitates the payment of organization and offering costs on behalf of the Sponsored Companies and records these costs as receivables, related parties on its consolidated balance sheets until repaid. The Sponsored Companies record these costs as either advisory fees-related party on their consolidated statements of operations or as a cost of capital in their consolidated statements of equity. As of March 31, 2014 and December 31, 2013, the Company had aggregate unreimbursed costs of $24.2 million and $21.0 million, respectively, from its Sponsored Companies. These amounts are recorded as receivables, related parties on the consolidated balance sheets. For the three months ended March 31, 2014 and 2013, the Company received $2.9 million and $3.4 million, respectively, of reimbursement from its Sponsored Companies.
The Company committed to purchase up to $10.0 million in shares of each of its Sponsored Companies’ common stock during the two year period from when each offering was declared effective, in the event that Sponsored Company’s distributions to its stockholders exceeds its modified funds from operations (as defined in accordance with the current practice guidelines issued by the Investment Program Association). With respect to this commitment, the Company purchased the following shares:

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NorthStar Income - The Company purchased an aggregate of 507,980 shares of NorthStar Income’s common stock for $4.6 million from inception of NorthStar Income through the termination of the agreement which ended on July 19, 2013.

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NorthStar Healthcare - The Company purchased an aggregate of 255,614 shares of its common stock (including 222,223 shares for the satisfaction of the minimum offering amount) for $2.3 million. The commitment with NorthStar Healthcare ends in August 2015, unless extended by the Company in its discretion.

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NorthStar Income II - The Company purchased an aggregate of 245,109 shares of its common stock (including 222,223 shares for the satisfaction of the minimum offering amount) for $2.2 million. The commitment with NorthStar Income II ends in May 2015, unless extended by the Company in its discretion.

In January 2014, the Company sold a $9.0 million pari passu participation in a first mortgage loan at cost originated by the Company to NorthStar Income II. Additionally, in April 2014, the Company sold a $5.0 million pari passu participation in a first mortgage loan at cost to NorthStar Income II. Such sales were approved by the independent board of directors of NorthStar Income II.
On March 31, 2014, NorthStar/RXR New York Metro Income, Inc., (“NorthStar/RXR New York Metro”), confidentially submitted a registration statement on Form S-11 to the SEC seeking to raise up to $2.0 billion in a public offering of common stock. NorthStar/RXR New York Metro will be structured as a public, non-traded corporation that intends to qualify as a REIT and is co-sponsored by NSAM and RXR Realty. NorthStar/RXR New York Metro intends to make commercial real estate investments in the New York City metropolitan area.
Healthcare Strategic Joint Venture
In January 2014, NSAM entered into a long-term strategic partnership with James F. Flaherty III, former Chief Executive Officer of HCP, Inc., focused on expanding the Company’s healthcare business into a preeminent healthcare platform (“Healthcare Strategic Partnership”). In connection with the partnership, Mr. Flaherty will oversee and seek to grow both the Company’s healthcare real estate portfolio and the portfolio of NorthStar Healthcare. In addition, the partnership is expected to focus on raising institutional capital for funds expected to be managed by NSAM. In connection with entering into the partnership, NRF granted Mr. Flaherty certain RSUs (refer to Note 11).
The Healthcare Strategic Partnership is entitled to incentive fees ranging from 20% to 25% above certain hurdles for new and existing healthcare real estate investments held by the Company and NorthStar Healthcare (herein collectively referred to as Healthcare Balance Sheet Promote) and from new investments in future funds or companies (herein referred to as Healthcare Fund Promote). The Healthcare Strategic Partnership will also be entitled to any incentive fees earned from NorthStar Healthcare or any future sponsored healthcare non-traded REITs (herein collectively referred to as Healthcare NTR Promote).
NSAM is entitled to two-thirds of any Healthcare Balance Sheet Promote and Healthcare NTR Promote; one-half of any Healthcare Fund Promote and 100% of any asset management fees earned by the Healthcare Strategic Partnership or any healthcare real estate entity managed by NSAM.
Securitization 2012-1
The Company entered into an agreement with NorthStar Income that provides that both the Company and NorthStar Income receive the economic benefit and bear the economic risk associated with the investments each contributed into Securitization 2012-1, a securitization transaction entered into by the Company and NorthStar Income. In both cases, the respective retained equity interest of the Company and NorthStar Income is subordinate to interests of the investment-grade bondholders of Securitization 2012-1 and the investment-grade bondholders have no recourse to the general credit of the Company or NorthStar Income. In the event that either the Company or NorthStar Income suffer a complete loss of the retained equity interests in Securitization 2012-1, any additional losses would be borne by the remaining retained equity interests held by the Company or NorthStar Income, as the case may be, prior to the investment-grade bondholders.
Legacy Fund
The Company has four interests in CRE debt investments, two of which are in deconsolidated N-Star CDOs, with a subsidiary of Legacy Partners Realty Fund I, LLC (the “Legacy Fund”) as borrower. One of the Company’s directors, Preston Butcher, is the chairman of the board of directors and chief executive officer and owns a significant interest in Legacy Partners Commercial, LLC (“Legacy Partners Commercial”), which indirectly owns an equity interest in, and owns the manager of, the Legacy Fund.
Two loans with an aggregate principal amount of $39.6 million were deconsolidated in September 2013 (refer to Note 3), and as a result, the Company no longer records these loans on the consolidated balance sheets. For the three months ended March 31, 2013, the Company recorded an aggregate $0.5 million of interest income in the consolidated statements of operations related to these loans.
The third loan with a principal amount of $39.0 million matures in October 2016 and has two one-year extension options, at the borrower’s option. In March 2014, the Company originated the fourth loan, a senior mortgage loan with a principal amount of $17.3 million and a mezzanine loan with a principal amount of $8.1 million, both of which mature in April 2021. For the three months ended March 31, 2014, the Company recorded an aggregate $0.8 million of interest income in the consolidated statements of operations related to these loans.
Furthermore, in February 2013, NorthStar Income made a $91.0 million loan to the Legacy Fund. In connection with this loan, the Company, acting in its capacity as the advisor to NorthStar Income, received a customary 1.0% origination fee and further earns an annual asset management fee of 1.25%. In addition, the Company leases office space in Colorado with an affiliate of the Legacy Fund under an operating lease with annual lease payments of approximately $0.2 million through December 31, 2016. The Company has the option to renew the lease for an additional five years.

Related Party and Sponsored Company Arrangements
Asset Management and Other Fees
The Company has agreements with each of its Sponsored Companies to manage their day-to-day operations, including identifying, originating and acquiring investments on their behalf and earning fees for its services. For the years ended December 31, 2013, 2012 and 2011, the Company earned $26.6 million, $7.9 million and $1.0 million of fees related to these agreements, respectively. Pursuant to each of the advisory agreements with the current Sponsored Companies, the Company may determine, in its sole discretion, to defer or waive, in whole or in part, certain asset management and other fees incurred. In considering whether to defer or waive any such fees, the Company evaluates the specific facts and circumstances surrounding the incurrence of a particular fee and makes its decision on a case by case basis. From inception through December 31, 2013, the Company deferred $0.5 million of acquisition fees and $0.3 million of disposition fees related to NorthStar Income.
N-Star CDOs
The Company earns collateral management fees from the N-Star CDOs. For the years ended December 31, 2013, 2012 and 2011, the Company earned $10.4 million, $14.4 million and $17.3 million in fee income, respectively. For the fourth quarter 2013, the Company recorded fee income of $0.7 million in its consolidated statements of operations relating to deconsolidated N-Star CDOs. All remaining amounts were eliminated in consolidation as all of the N-Star CDOs were consolidated prior to the third quarter 2013.
Selling Commissions and Dealer Manager Fees and Commission Expense
Selling commissions and dealer manager fees represents income earned by selling equity in Sponsored Companies through NorthStar Securities. Pursuant to dealer manager agreements between NorthStar Securities and the Sponsored Companies, the Company receives selling commissions of up to 7% of gross offering proceeds raised. The Company reallows all selling commissions earned to participating broker-dealers. In addition, the Company also receives a dealer manager fee of up to 3% of gross offering proceeds raised, a portion of which is typically reallowed to participating broker-dealers. Commission expense represents fees to participating broker-dealers with whom the Company has selling agreements and commissions to employees of NorthStar Securities. The Company earns net commission income through NorthStar Securities for selling equity in the Sponsored Companies which is expected to cover the costs of the Company’s broker-dealer business. Currently, net commission income covers the majority of such costs. For the years ended December 31, 2013, 2012 and 2011, commission expense was $57.3 million, $38.5 million and $10.8 million respectively, of which $7.8 million, $5.2 million and $1.5 million, respectively, related to employees of NorthStar Securities.
Sponsored Companies
The Company is entitled to certain expense allocations for costs paid on behalf of its Sponsored Companies which include: (i) reimbursement for organization and offering costs such as professional fees and other associated with the formation and offering of the Sponsored Company; and (ii) reimbursement for direct and indirect operating costs such as certain salaries and professional and other costs associated with running the operations of the Sponsored Company. The Company facilitates the payment of organization and offering costs on behalf of the Sponsored Companies and records these costs as receivables, related parties on its consolidated balance sheets until repaid. The Sponsored Companies record these costs as either advisory fees-related party on their consolidated statements of operations or as a cost of capital in their consolidated statements of equity. As of December 31, 2013 and 2012, the Company had aggregate unreimbursed costs of $21.0 million and $11.6 million, respectively, from its Sponsored Companies. These amounts are recorded as receivables, related parties on the consolidated balance sheets. For the years ended December 31, 2013 and 2012, the Company received $13.5 million and $6.6 million, respectively, of reimbursement from its Sponsored Companies.
The Company committed to purchase up to $10.0 million in shares of each of its Sponsored Companies’ common stock during the two-year period from when each offering was declared effective, in the event that Sponsored Company’s distributions to its stockholders exceeds its modified funds from operations (as defined in accordance with the current practice guidelines issued by the Investment Program Association). With respect to this commitment, the Company purchased the following shares:

•
NorthStar Income - The Company purchased an aggregate of 507,980 shares of NorthStar Income’s common stock for $4.6 million from inception of NorthStar Income through the termination of the agreement which ended on July 19, 2013.

•
NorthStar Healthcare - The Company purchased an aggregate of 255,614 shares of its common stock (including 222,223 shares for the satisfaction of the minimum offering amount) for $2.3 million. In August 2013, NorthStar Healthcare was deconsolidated as the Company no longer owns a majority voting interest. The commitment with NorthStar Healthcare ends in August 2014, unless extended by the Company in its discretion.

•
NorthStar Income II - The Company purchased an aggregate of 245,109 shares of its common stock (including 222,223 shares for the satisfaction of the minimum offering amount) for $2.2 million. In November 2013, NorthStar Income II was deconsolidated as the Company no longer owns a majority voting interest. The commitment with NorthStar Income II ends in May 2015, unless extended by the Company in its discretion.

In 2013, the Company originated an $11.3 million first mortgage loan and acquired two assisted living facilities and a memory care facility totaling $25.8 million (refer to Note 4 and 5), which were subsequently sold to NorthStar Healthcare at cost. Additionally, in 2013, the Company originated a $25.5 million first mortgage loan, $16.5 million of which was subsequently sold to NorthStar Income II, at cost (refer to Note 5). In January 2014, the remaining $9.0 million was sold to NorthStar Income II at cost. All sales were approved by the respective independent board of directors of NorthStar Healthcare and NorthStar Income II, as applicable.
Securitization 2012-1
The Company entered into an agreement with NorthStar Income that provides that both the Company and NorthStar Income receive the economic benefit and bear the economic risk associated with the investments each contributed into Securitization 2012-1 a securitization transaction entered into by the Company and NorthStar Income. In both cases, the respective retained equity interest of the Company and NorthStar Income is subordinate to interests of the investment-grade bondholders of Securitization 2012-1 and the investment-grade bondholders have no recourse to the general credit of the Company or NorthStar Income. In the event that either the Company or NorthStar Income suffer a complete loss of the retained equity interests in Securitization 2012-1, any additional losses would be borne by the remaining retained equity interests held by the Company or NorthStar Income, as the case may be, prior to the investment-grade bondholders.
Securitization 2013-1
In August 2013, the Company bifurcated three first mortgage loans with an aggregate principal amount of $141.7 million into senior loans of $79.1 million and subordinate interests of $62.6 million to facilitate the financing of the senior loans into Securitization 2013-1, a securitization financing transaction entered into by NorthStar Income. The Company transferred three senior loans at cost to Securitization 2013-1. The Company did not retain any interest in the senior loans and retained the subordinate interests on an unleveraged basis. The sale of the senior loans obtained sale treatment under U.S. GAAP as the Company no longer maintains effective control of its transferred assets.
Legacy Fund
The Company has two CRE debt investments with a subsidiary of Legacy Partners Realty Fund I, LLC (the “Legacy Fund”), as borrower. One of the Company’s directors, Preston Butcher, is the chairman of the board of directors and chief executive officer and owns a significant interest in Legacy Partners Commercial, LLC, which indirectly owns an equity interest in, and owns the manager of, the Legacy Fund. One loan of $16.4 million matures in March 2014 and has a one-year extension option. The interest rate is one-month LIBOR plus 7.50%, of which one-month LIBOR plus 3.00% is current pay. The other loan of $23.2 million matures in January 2015 and has an interest rate of one-month LIBOR plus 3.50%. For the years ended December 31, 2013, 2012 and 2011, the Company earned an aggregate $1.6 million, $2.1 million and $1.9 million of interest income, respectively. On September 30, 2013, the Company deconsolidated certain N-Star CDOs, and as a result, the Company no longer records these loans on its consolidated balance sheets (refer to Note 3).
Furthermore, in February 2013, NorthStar Income made a $91.0 million loan to the Legacy Fund. In connection with this loan, the Company, acting in its capacity as the advisor to NorthStar Income, received a customary 1.0% origination fee and further earns an annual asset management fee of 1.25%. In addition, the Company leases office space in Colorado with an affiliate of the Legacy Fund under an operating lease with annual lease payments of approximately $0.2 million through December 31, 2016. The Company has the option to renew the lease for an additional five years.